CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED INCOME STATEMENTS
Income from voyages and related services	$ 5,162.2	$ 12,561.6	$ 10,728.7
Cost of voyages and related services
Operating expenses and cost of services	(3,885.1)	(4,764.5)	(3,905.9)
Depreciation	(1,449.8)	(1,370.3)	(756.3)
Impairment of assets	(2,034.9)
Gross profit (loss)	(2,207.6)	6,426.8	6,066.5
Other operating income	14.4	48.9	14.5
Other operating expenses	(29.3)	(0.9)	(1.0)
General and administrative expenses	(280.7)	(338.3)	(267.7)
Share of profits (loss) of associates	(7.8)	(0.7)	4.0
Results from operating activities	(2,511.0)	6,135.8	5,816.3
Finance income	142.2	130.9	18.8
Finance expenses	(446.7)	(239.4)	(175.6)
Net finance expenses	(304.5)	(108.5)	(156.8)
Profit (loss) before income taxes	(2,815.5)	6,027.3	5,659.5
Income taxes	127.6	(1,398.3)	(1,010.4)
Profit (loss) for the year	(2,687.9)	4,629.0	4,649.1
Attributable to:
Owners of the Company	(2,695.6)	4,619.4	4,640.3
Non-controlling interests	7.7	9.6	8.8
Profit (loss) for the year	$ (2,687.9)	$ 4,629.0	$ 4,649.1
Earnings (loss) per share (US$)
Basic earnings (loss) per 1 ordinary share	$ (22.42)	$ 38.49	$ 40.31
Diluted earnings (loss) per 1 ordinary share	$ (22.42)	$ 38.35	$ 39.02